Consolidated Balance Sheet $ in Thousands	Dec. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents	$ 54,732
Accounts receivable trade	779
Inventories	107
Prepaid expenses	989
Other current assets	3,207
Total current assets	59,814
Fixed assets:
Vessels, net	37,512
Advances for vessels acquisitions from related parties	12,688
Total fixed assets	50,200
Other non-current assets:
Restricted cash, non-current	15,200
Deferred charges and other investments, non-current	441
TOTAL ASSETS	125,655
Current liabilities:
Current portion of long-term debt, net of deferred finance costs and debt discounts of $527	7,473
Due to related parties	829
Trade accounts and other payables	3,018
Accrued liabilities	5,495
Deferred revenue	1,027
Dividends payable	7,373
Total current liabilities	25,215
Non-current liabilities:
Long-term debt, net of current portion and deferred finance costs and debt discounts of $67	35,133
Other liabilities, non-current	739
Total liabilities	61,087
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 100,000,000 shares authorized; 40,000 Series B preferred shares issued and outstanding as at December 31, 2022	0
Common stock, $0.0001 par value; 2,000,000,000 authorized shares as at December 31, 2022; 8,180,243 shares issued and outstanding as at December 31, 2022	1
Additional paid-in capital	35,193
Retained earnings	29,374
Total Stockholders'/Parent equity	64,568
TOTAL LIABILITIES AND STOCKHOLDERS'/PARENT EQUITY	$ 125,655